Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Movement of Treasury Shares
The movement of the treasury shares is as follow:

	Shares	Cash paid
At January 1, 2022	2,869,517	$(176,902)
Acquisition of treasury shares	2,571,917	(167,639)
At December 31, 2022	5,441,434	(344,541)
Acquisition of treasury shares	1,141,316	(105,932)
Share settlement convertible notes	(3,694,845)	246,343
At December 31, 2023	2,887,905	$(204,130)

Summary of Share Repurchase Program
A summary of the total shares repurchased by the Company through December 31, 2023 is as follows:

	Shares	Cash paid
2014	182,592	$(18,506)
2015	2,127,900	(117,882)
2021	559,025	(40,514)
2022	2,571,917	(167,639)
2023	1,141,316	(105,932)
	6,582,750	$(450,473)